                                             -----------------------------------
                                             OMB APPROVAL
                                             OMB Number: 3235-0570
                                             Expires: September 30, 2007
                                             Estimated average burden
                                             hours per response. . . . . . .19.4
                                             -----------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-3541
                                    --------

                              Asset Management Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

   3435 Stelzer Rd. Columbus, OH                                 43219
--------------------------------------------------------------------------------
(Address of principal executive offices)                       (Zip code)

BISYS Fund Services, 3435 Stelzer Road, Columbus,  OH  43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 614-470-8000
                                                    ------------

Date of fiscal year end:   October 31, 2005
                           ----------------

Date of reporting period:  April 30, 2005
                           ----------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

         Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

                                   [AMF LOGO]

                             ASSET MANAGEMENT FUND
                             230 West Monroe Street
                               Chicago, IL 60606

                                   [AMF LOGO]
                             ASSET MANAGEMENT FUND

                                  MANAGED BY:
                          SHAY ASSETS MANAGEMENT, INC.

                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2005

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
MONEY MARKET FUND
STATEMENT OF NET ASSETS
APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

                                                     PERCENTAGE
                                                       OF NET                 PRINCIPAL
                                                       ASSETS     MATURITY     AMOUNT         VALUE
------------------------------------------------------------------------------------------------------
AGENCY OBLIGATIONS.................................     58.1%
     Fannie Mae -- Discount Note*
       2.68%                                                       5/4/05    $ 8,000,000   $ 7,998,213
     Federal Home Loan Bank -- Discount Note*
       2.65%                                                       5/4/05      3,000,000     2,999,338
       2.73%                                                      5/12/05      8,000,000     7,993,326
       2.81%                                                      6/23/05      4,000,000     3,983,452
       2.81%                                                      6/30/05      4,000,000     3,981,267
                                                                                           -----------
                                                                                            18,957,383
                                                                                           -----------
  TOTAL AGENCY OBLIGATIONS
     (Cost $26,955,596)                                                                     26,955,596
                                                                                           -----------
REPURCHASE AGREEMENTS..............................     42.1%
  Citigroup, 2.92%,
     (Agreement dated on 4/29/05 to be repurchased
     at $19,537,753 on 5/02/05. Collateralized by
     various U.S. Government Securities,
     3.87%-7.5%, with a value of $19,923,660, due
     2/1/14-5/1/35)                                                           19,533,000    19,533,000
                                                                                           -----------
  TOTAL REPURCHASE AGREEMENTS
     (Cost $19,533,000)                                                                     19,533,000
                                                                                           -----------
TOTAL INVESTMENTS..................................    100.2%                               46,488,596
  (Cost $46,488,596) (a)
LIABILITIES IN EXCESS OF OTHER ASSETS..............     (0.2%)                                 (84,781)
                                                                                           -----------
Net Assets applicable to 46,415,765 Shares of
  Common Stock issued and outstanding..............    100.0%                              $46,403,815
                                                                                           ===========
Net Asset Value, Class I, offering and redemption
  price per share ($30,760,707 / 30,772,227)                                                     $1.00
                                                                                           ===========
Net Asset Value, Class D, offering and redemption
  price per share ($15,643,108 / 15,643,538)                                                     $1.00
                                                                                           ===========

--------------------------------------------------------------------------------
(a) Cost for federal income tax purposes is the same.

 *  Effective yield at purchase.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) FUND
STATEMENT OF NET ASSETS
APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

                                             PERCENTAGE
                                               OF NET                       PRINCIPAL
                                               ASSETS     MATURITY            AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE-RELATED
  SECURITIES*..............................     76.0%
  1 Yr. Constant Maturity Treasury Based
     ARMS
     Bear Stearns Adjustable Rate Mortgage
       Trust
       4.50%                                               3/25/31         $ 10,525,776   $   10,709,977
     CS First Boston Mortgage Securities
       Corp.
       6.30%                                              11/25/31            4,344,296        4,393,170
       5.30%                                               6/25/32            5,603,159        5,669,697
     Fannie Mae
       4.59%                                                7/1/28           13,918,009       14,424,861
       4.45%                                                1/1/29           14,054,805       14,474,861
       4.18%                                                8/1/29           11,555,816       11,895,222
       4.54%                                                3/1/30            6,386,094        6,539,967
       4.40%                                                6/1/30           12,222,546       12,638,552
       4.44%                                                9/1/30            6,810,322        7,019,120
       4.58%                                                5/1/33           15,242,726       15,632,848
       4.30%                                               5/25/42           27,845,780       28,541,924
     Fannie Mae Grantor Trust
       4.31%                                               5/25/42           15,164,959       15,496,692
     Fannie Mae Whole Loan
       4.33%                                               8/25/42           13,261,410       13,655,108
     Fifth Third Mortgage Loan Trust
       3.33%                                              11/19/32           24,672,535       24,757,347
     Freddie Mac
       4.19%                                               10/1/22            5,090,127        5,184,300
       5.49%                                                8/1/24            6,516,153        6,747,815
       4.18%                                                9/1/27            6,033,949        6,194,012
       4.10%                                               12/1/27            8,894,020        9,161,712
       4.12%                                               12/1/27            8,342,892        8,578,412
       4.18%                                                9/1/28           44,170,936       45,440,850
       4.17%                                                9/1/30            5,923,286        6,097,324
       4.19%                                                7/1/31           29,685,926       30,503,150
     Structured Asset Mortgage Investments
       4.56%                                               3/25/32            8,577,236        8,708,575
     Washington Mutual
       3.42%                                               4/25/44           48,489,878       48,823,245
                                                                                          --------------
                                                                                             361,288,741
                                                                                          --------------

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

                                             PERCENTAGE
                                               OF NET                       PRINCIPAL
                                               ASSETS     MATURITY            AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------
  6 Mo. Certificate of Deposit Based ARMS
     Fannie Mae
       3.52%                                                6/1/21         $  6,149,522   $    6,189,592
       3.98%                                               12/1/24            8,688,446        8,850,712
     Freddie Mac
       3.95%                                                1/1/26            2,967,793        3,012,488
                                                                                          --------------
                                                                                              18,052,792
                                                                                          --------------
  6 Mo. London Interbank Offering Rate
     (LIBOR) Based ARMS
     Bear Stearns Adjustable Rate Mortgage
       Trust
       5.26%                                               3/25/31            1,784,645        1,795,799
     DLJ Mortgage Acceptance Corp.
       4.55%                                               4/25/24              282,338          282,338
     Fannie Mae
       4.18%                                                9/1/27           43,359,308       44,073,653
       3.50%                                               12/1/27           25,511,398       26,101,069
       3.88%                                                3/1/28           56,928,221       58,315,050
       4.00%                                                3/1/28           48,207,583       49,306,668
       4.43%                                                4/1/28           17,544,448       18,035,447
       3.67%                                                6/1/28           31,161,984       31,777,963
       4.05%                                                6/1/28            5,853,522        6,042,205
       3.71%                                                7/1/28           10,329,325       10,502,755
       3.94%                                                8/1/28           14,976,614       15,336,757
       4.04%                                                9/1/28            9,191,887        9,334,224
       4.23%                                                9/1/28            3,051,883        3,128,451
       4.32%                                               11/1/32            8,550,564        8,714,008
       3.70%                                               12/1/32            8,050,771        8,301,979
       4.02%                                                3/1/33           15,941,213       16,320,519
       4.18%                                                9/1/33           23,081,755       23,616,028
       4.19%                                                9/1/33           13,873,166       14,142,195
       4.19%                                               11/1/33           26,866,018       27,602,738
       5.12%                                               11/1/33           30,017,385       30,788,471
     Freddie Mac
       4.59%                                                9/1/30           13,346,440       13,842,968
     Master Adjustable Rate Mortgage Trust
       4.12%                                               1/25/34           18,910,950       19,129,608
     MLCC Mortgage Investors, Inc.
       4.43%                                              10/25/28           76,710,333       78,771,923
       4.64%                                               5/25/29           48,915,441       50,275,902

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

                                             PERCENTAGE
                                               OF NET                       PRINCIPAL
                                               ASSETS     MATURITY            AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------
     Structured Asset Mortgage Investments,
       Inc.
       4.57%                                               7/19/32         $ 24,095,553   $   24,637,703
       4.17%                                              12/19/33           66,429,972       68,173,758
       4.53%                                              10/19/33           51,727,476       53,020,663
       4.49%                                              11/19/33           33,333,964       34,250,648
     Structured Asset Securities Corp.
       4.00%                                               5/25/32           26,450,949       26,839,447
       4.98%                                              11/25/32           29,305,405       30,212,041
       4.85%                                              12/25/32           25,500,384       26,297,270
       4.81%                                               2/25/33           48,434,077       50,023,320
       4.72%                                               3/25/33           23,335,631       24,035,700
       5.33%                                               5/25/33           58,750,357       60,751,541
       4.65%                                               9/25/33           63,422,138       65,166,247
                                                                                          --------------
                                                                                           1,028,947,056
                                                                                          --------------
  Cost of Funds Index Based ARMS
     Fannie Mae
       3.37%                                               11/1/32           15,709,653       15,798,161
       3.43%                                                8/1/33           32,287,419       32,524,764
       3.60%                                               11/1/36           41,549,170       41,862,451
       3.56%                                                6/1/38           26,408,152       26,581,522
                                                                                          --------------
                                                                                             116,766,898
                                                                                          --------------
HYBRID ARMS
     Bank of America Mortgage Securities
       5.30%                                               6/20/31            4,457,549        4,542,521
       5.09%                                               7/20/32            2,970,415        3,017,756
       4.81%                                               5/25/35           55,000,000       55,257,812
     Bear Stearns Adjustable Rate Mortgage
       Trust
       3.74%                                              11/25/34           32,549,233       32,437,345
     Fannie Mae
       3.83%                                               12/1/37           38,921,500       39,293,940
     GSR Mortgage Loan Trust
       4.74%                                              10/25/33           12,041,645       12,075,512
       4.74%                                               5/25/34           47,726,269       47,800,842
       3.93%                                               8/25/34           44,352,000       43,756,020
       3.55%                                              12/25/34           34,490,880       34,350,761
     JP Morgan Mortgage Trust
       3.50%                                               5/25/34           29,440,513       29,136,907
     Master Adjustable Rate Mortgages Trust
       5.41%                                              10/25/32            7,877,654        7,917,043

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

                                             PERCENTAGE
                                               OF NET                       PRINCIPAL
                                               ASSETS     MATURITY            AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------
     Merrill Lynch Mortgage Investors Inc.
       4.51%                                               2/25/35         $ 23,951,931   $   23,959,416
     Structured Adjustable Rate Mortgage
       Loan Trust
       4.74%(a)                                            7/25/34           40,810,868       40,810,868
       5.04%                                               9/25/34           25,267,584       25,504,468
     Structured Asset Securities Corp
       4.23%(a)                                            9/25/33           21,712,056       21,678,131
     Washington Mutual
       4.85%                                               5/25/35           50,000,000       50,203,125
     Wells Fargo Mortgage Backed Securities
       Trust
       4.63%                                              10/25/33           15,233,139       15,242,660
       4.63%                                              10/25/33           41,511,032       41,575,893
       4.52%                                              11/25/33           40,352,911       40,378,132
       4.72%                                               1/25/34           19,638,071       19,681,029
       4.75%                                               6/25/34           19,062,380       19,151,735
       4.81%                                               7/25/34           24,341,356       24,386,996
       4.11%TBA                                            6/25/35           50,000,000       49,937,500
                                                                                          --------------
                                                                                             682,096,412
                                                                                          --------------
MONTHLY London Interbank Offering Rate
  (LIBOR) Collateralized Mortgage
  Obligations
     Fannie Mae
       4.00%                                                9/1/28           19,132,021       19,464,823
       3.37%                                               9/18/31           11,154,338       11,181,476
       4.20%                                                2/1/33           28,224,177       29,151,002
       3.95%                                                7/1/33            4,844,662        4,959,529
       4.03%                                                9/1/33           13,608,417       13,967,978
     GSR Mortgage Loan Trust
       3.37%                                               3/25/32            7,019,785        7,011,390
     MLCC Mortgage Investors, Inc.
       3.33%                                               9/15/21            7,668,964        7,685,740
                                                                                          --------------
                                                                                              93,421,938
                                                                                          --------------
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED
  SECURITIES*
  (Cost $2,289,328,981)                                                                    2,300,573,837
                                                                                          --------------

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

                                             PERCENTAGE
                                               OF NET                       PRINCIPAL
                                               ASSETS     MATURITY            AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------
FIXED RATE MORTGAGE-RELATED SECURITIES.....     17.6%
  Collateralized Mortgage Obligations
     Citicorp Mortgage Securities
       5.00%                                              10/25/33         $ 14,520,893   $   14,483,498
     Fannie Mae
       4.50%                                              12/25/18           50,518,214       50,659,534
       5.00%                                               5/25/27           38,175,108       38,456,955
     Freddie Mac
       3.50%                                              10/15/10           44,209,032       44,124,571
       5.00%                                               3/15/11              902,910          902,628
       5.00%                                               6/15/15           28,163,684       28,307,603
       5.00%                                               6/15/15           46,926,642       47,680,341
       4.00%                                               7/15/18           21,354,095       21,372,662
       5.00%                                              11/15/19           35,810,820       36,484,475
       5.00%                                              12/15/20           47,966,642       48,709,909
       5.00%                                               1/15/21           49,215,370       49,860,682
       4.00%                                               5/15/23           42,522,823       42,603,604
     Government National Mortgage
       Association
       4.00%                                               2/20/27           78,813,914       78,823,781
     Washington Mutual MSC Mortgage Pass
       Through
       5.00%                                               2/25/33           30,232,225       30,166,791
     Wells Fargo Mortgage Backed Securities
       Trust
       5.00%                                               2/25/33            1,315,655        1,313,146
                                                                                          --------------
TOTAL FIXED RATE MORTGAGE-RELATED
  SECURITIES
  (Cost $535,349,610)                                                                        533,950,180
                                                                                          --------------
U.S. TREASURY OBLIGATIONS..................      0.8%
     U.S. Treasury Notes
       3.38%                                               2/15/08           20,000,000       19,825,000
       4.00%                                              11/15/12            5,000,000        4,996,680
                                                                                          --------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $24,848,489)                                                                          24,821,680
                                                                                          --------------

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

                                             PERCENTAGE
                                               OF NET                       PRINCIPAL
                                               ASSETS     MATURITY            AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------
                                                                                          --------------
REPURCHASE AGREEMENTS......................      8.8%
  Citigroup, 2.92%, (Agreement dated
     4/29/05 to be repurchased at
     $206,187,160 on 5/2/05. Collateralized
     by various Adjustable Rate Mortgage
     U.S. Government Securities,
     3.13%-6.21%, with a value of
     $210,259,741, due 4/1/11-11/1/34)                                     $206,137,000   $  206,137,000
  Bear Stearns*, 2.97%, (Agreement dated
     4/29/05 to be repurchased at
     $60,093,867 on 5/2/05. Collateralized
     by various Adjustable Rate Mortgage
     U.S. Government Securities,
     3.21%-3.31%, with a value of
     $61,860,212, due 1/15/30-10/15/30)                                      60,000,000       60,000,000
                                                                                          --------------
  TOTAL REPURCHASE AGREEMENTS
     (Cost $266,137,000)                                                                     266,137,000
                                                                                          --------------
TOTAL INVESTMENTS
  (Cost $3,115,645,584)(b).................    103.2%                                      3,125,482,697
LIABILITIES IN EXCESS OF OTHER ASSETS......     (3.2%)                                       (95,477,447)
                                                                                          --------------
Net Assets applicable to 309,690,076 Shares
  of Common Stock issued and outstanding...    100.0%                                     $3,030,005,250
                                                                                          ==============
Net Asset Value, offering and redemption
  price per share
  ($3,030,005,250 / 309,690,076)                                                                   $9.78
                                                                                          ==============

--------------------------------------------------------------------------------
 *  The rates presented are the rates in effect at April 30, 2005.

(a) All or part of this security was used as collateral as of April 30, 2005.

(b) Cost for federal income tax purposes is the same.

TBA -- To be announced/when-issued security.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT FUND
STATEMENT OF NET ASSETS
APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET                   PRINCIPAL
                                                     ASSETS      MATURITY      AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*...      74.9%
  1 Yr. Constant Maturity Treasury Based ARMS
     Fannie Mae
       4.36%                                                      10/1/26    $ 2,378,202    $  2,462,047
       4.19%                                                      10/1/28      2,404,919       2,483,851
       4.50%                                                      12/1/30      7,353,537       7,636,193
       4.46%                                                       8/1/31      4,707,422       4,863,596
       4.31%                                                       7/1/33      8,604,239       8,881,820
     Freddie Mac
       4.12%                                                      11/1/28      2,813,189       2,905,341
       4.78%                                                       1/1/29      6,331,539       6,574,910
       4.11%                                                       9/1/30      1,957,482       2,017,821
       4.40%                                                       8/1/31     12,076,461      12,468,015
     Fund America Investors Corp.
       4.02%                                                      6/25/23      4,587,891       4,587,891
     Washington Mutual
       3.42%                                                      4/25/44      7,459,981       7,511,269
                                                                                            ------------
                                                                                              62,392,754
                                                                                            ------------
  6 Mo. Certificate of Deposit Based ARMS
     Fannie Mae
       3.50%                                                       4/1/20      6,479,073       6,524,938
                                                                                            ------------

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET                   PRINCIPAL
                                                     ASSETS      MATURITY      AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------
  6 Mo. London Interbank Offering Rate (LIBOR)
     Based ARMS
     Fannie Mae
       3.68%                                                      12/1/26    $ 9,083,265    $  9,298,257
       3.71%                                                       7/1/28      5,669,995       5,765,194
       4.20%                                                       9/1/32      8,593,324       8,812,522
     MLCC Mortgage Investors, Inc.
       4.64%                                                      5/25/29     11,821,232      12,150,010
       4.11%                                                      7/25/29     12,585,374      12,935,403
     Structured Adjustable Rate Mortgage Loan
       Trust
       4.44%                                                      8/25/34      4,780,782       4,945,121
     Structured Asset Securities Corp.
       4.77%                                                     11/25/32      4,671,375       4,815,896
       4.98%                                                     11/25/32      4,671,375       4,815,896
                                                                                            ------------
                                                                                              63,538,299
                                                                                            ------------
  Cost of Funds Index Based ARMS
     Regal Trust IV
       3.65%                                                      9/29/31      1,679,636       1,682,785
     Ryland Mortgage Securities Corp.
       4.02%                                                     10/25/23      1,233,666       1,233,666
                                                                                            ------------
                                                                                               2,916,451
                                                                                            ------------
  HYBRID ARMS
     GSR Mortgage Loan Trust
       4.74%                                                     10/25/33      2,429,465       2,436,298
       4.74%                                                      5/25/34      6,087,301       6,096,813
     Structured Adjustable Rate Mortgage Loan
       Trust
       4.74%                                                      7/25/34      5,830,124       5,830,124
       5.04%                                                      9/25/34     12,633,792      12,752,234
     Wells Fargo Mortgage Backed Securities
       Trust
       4.90%                                                      5/25/34     13,172,588      13,201,403
       4.81%                                                      7/25/34      6,085,339       6,096,749
                                                                                            ------------
                                                                                              46,413,621
                                                                                            ------------

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET                   PRINCIPAL
                                                     ASSETS      MATURITY      AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------
  MONTHLY London Interbank Offering Rate
     (LIBOR) Collateralized Mortgage
     Obligations
     Structured Asset Mortgage Investments
       4.18%                                                      2/19/35    $ 4,888,195    $  4,900,415
     Structured Asset Securities Corp.
       4.27%                                                      3/25/33      3,936,466       3,978,291
       4.37%                                                      5/25/33      4,991,351       5,070,901
       4.22%                                                     11/25/33      3,573,237       3,616,786
                                                                                            ------------
                                                                                              17,566,393
                                                                                            ------------
  TOTAL ADJUSTABLE RATE MORTGAGE-RELATED
     SECURITIES*
     (Cost $198,676,275)                                                                     199,352,456
                                                                                            ------------
FIXED RATE MORTGAGE-RELATED SECURITIES.........      15.3%
  Collateralized Mortgage Obligations
     Freddie Mac
       5.00%                                                      6/15/16      5,000,000       5,076,522
       4.50%                                                     12/15/20     11,527,688      11,623,062
       5.50%                                                      6/15/34      6,787,677       6,913,665
     GSR Mortgage Loan Trust
       4.50%                                                      4/25/33      5,102,643       5,061,347
     Morgan Stanley Mortgage Loan Trust
       4.75%                                                      8/25/34     12,157,000      12,112,081
                                                                                            ------------
  TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
     (Cost $41,133,471)                                                                       40,786,677
                                                                                            ------------
U.S. TREASURY OBLIGATIONS......................       1.1%
     U.S. Treasury Note
       3.50%                                                      2/15/10      3,000,000       2,950,547
                                                                                            ------------
  TOTAL U.S. TREASURY OBLIGATIONS
     (Cost $2,985,795)                                                                         2,950,547
                                                                                            ------------

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET                   PRINCIPAL
                                                     ASSETS      MATURITY      AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS..........................       8.5%
  Citigroup 2.92%, (Agreement dated 4/29/05 to
     be repurchased at $22,516,478 on 5/2/05.
     Collateralized by various U.S. Government
     Securities, 4.00%-7.50%, with a value of
     $22,961,220, due 8/1/16-3/1/35)                                         $22,511,000    $ 22,511,000
                                                                                            ------------
  TOTAL REPURCHASE AGREEMENTS
     (Cost $22,511,000)                                                                       22,511,000
                                                                                            ------------
TOTAL INVESTMENTS
  (Cost $265,306,541) (a)......................      99.8%                                   265,600,680
OTHER ASSETS IN EXCESS OF LIABILITIES..........       0.2%                                       513,770
                                                                                            ------------
Net Assets applicable to 27,096,878 Shares of
  Common Stock issued and outstanding..........     100.0%                                  $266,114,450
                                                                                            ============
Net Asset Value, offering and redemption price
  per share ($266,114,450 / 27,096,878)                                                            $9.82
                                                                                            ============

--------------------------------------------------------------------------------
 *  The rates presented are the rates in effect at April 30, 2005.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $44,285. Cost for federal income tax purposes differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation                         $1,235,061
Unrealized depreciation                           (985,207)
                                                ----------
Net unrealized appreciation                     $  249,854
                                                ==========

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND
STATEMENT OF NET ASSETS
APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET                   PRINCIPAL
                                                     ASSETS      MATURITY      AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*...       43.1%
  1 Yr. Constant Maturity Treasury Based ARMS
     Fannie Mae
       4.49%                                                       5/1/26    $ 5,046,898    $  5,204,931
       4.33%                                                       5/1/27      1,470,234       1,516,110
       4.50%                                                       7/1/27      1,006,411       1,038,197
       4.44%                                                       7/1/28      5,021,372       5,182,729
       4.52%                                                       5/1/31      7,807,841       8,086,346
       4.38%                                                       9/1/33      5,687,769       5,871,683
     Freddie Mac
       4.37%                                                       5/1/18      1,557,060       1,596,972
       4.00%                                                       3/1/27      3,132,782       3,228,864
       4.40%                                                       8/1/31     13,905,877      14,356,746
                                                                                            ------------
                                                                                              46,082,578
                                                                                            ------------
HYBRID ARMS
  Structured Adjustable Rate Mortgage
     Loan Trust
       4.74%                                                      7/25/34      8,745,186       8,745,186
  Wells Fargo Mortgage Backed Securities Trust
       4.81%                                                      7/25/34      6,085,339       6,096,749
                                                                                            ------------
                                                                                              14,841,935
                                                                                            ------------
  TOTAL ADJUSTABLE RATE MORTGAGE-RELATED
     SECURITIES*
     (Cost $61,213,514)                                                                       60,924,513
                                                                                            ------------
FIXED RATE MORTGAGE-RELATED SECURITIES.........       46.5%
  15 Yr. Securities
     Freddie Mac
       8.50%                                                      8/17/07        596,124         605,143
       8.00%                                                     12/17/15      1,266,133       1,331,714
                                                                                            ------------
                                                                                               1,936,857
                                                                                            ------------

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET                   PRINCIPAL
                                                     ASSETS      MATURITY      AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------
  Collateralized Mortgage Obligations
     Fannie Mae
       4.50%                                                      7/25/19    $25,000,000    $ 25,208,595
       5.00%                                                      1/25/28     10,225,000      10,343,284
     Freddie Mac
       7.00%                                                     12/15/06        211,137         210,893
       5.00%                                                      7/15/26     15,000,000      15,207,831
       6.00%                                                      3/15/31     12,500,000      12,904,168
                                                                                            ------------
                                                                                              63,874,771
                                                                                            ------------
  TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
     (Cost $65,647,804)                                                                       65,811,628
                                                                                            ------------
U.S. TREASURY OBLIGATIONS......................        8.5%
  U.S. Treasury Notes
       3.63%                                                      7/15/09      2,000,000       1,983,594
       3.38%                                                      9/15/09      2,000,000       1,962,344
       4.75%                                                      5/15/14      3,000,000       3,127,499
       4.25%                                                      8/15/14      3,000,000       3,013,594
       4.25%                                                     11/15/14      2,000,000       2,006,875
                                                                                            ------------
  TOTAL U.S. TREASURY OBLIGATIONS
     (Cost $12,160,279)                                                                       12,093,906
                                                                                            ------------

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET                   PRINCIPAL
                                                     ASSETS      MATURITY      AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS..........................        1.5%
  Citigroup, 2.92%, (Agreement dated 4/29/05 to
     be repurchased at $2,085,507 on 5/2/05.
     Collateralized by various U.S. Government
     Securities, 3.71%-6.00%, with a value of
     $2,126,701, due 10/1/18-12/1/33)                                        $ 2,085,000    $  2,085,000
                                                                                            ------------
  TOTAL REPURCHASE AGREEMENTS
     (Cost $2,085,000)                                                                         2,085,000
                                                                                            ------------
TOTAL INVESTMENTS
  (Cost $141,106,597) (a)......................       99.6%                                  140,915,047
OTHER ASSETS IN EXCESS
  OF LIABILITIES...............................        0.4%                                      593,143
                                                                                            ------------
Net Assets applicable to 13,494,302 Shares of
  Common Stock issued and outstanding..........      100.0%                                 $141,508,190
                                                                                            ============
Net Asset Value, offering and redemption price
  per share ($141,508,190 /13,494,302)                                                            $10.49
                                                                                            ============

--------------------------------------------------------------------------------
 *  The rates presented are the rates in effect at April 30, 2005.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $14,967. Cost for federal income tax purposes differs from fair value by net unrealized depreciation of securities as follows:

Unrealized appreciation                                      $ 275,415
Unrealized depreciation                                       (481,932)
                                                             ---------
Net unrealized depreciation                                  $(206,517)
                                                             =========

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND
STATEMENT OF NET ASSETS
APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

                                                  PERCENTAGE
                                                    OF NET                 PRINCIPAL
                                                    ASSETS     MATURITY      AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*....     38.6%
  1 Yr. Constant Maturity Treasury Based ARMS
     Countrywide Home Loan
       4.33%                                                    1/20/35      9,114,908   $  9,359,871
                                                                                         ------------
  HYBRID ARMS
     American Home Mortgage Investment Trust
       3.71%                                                   10/25/34      8,635,498      8,551,841
     Bank of America Mortgage Securities,
       3.33%                                                    4/25/33        912,618        906,914
     Fannie Mae
       4.76%                                                    11/1/34     19,167,998     19,341,103
     JP Morgan Mortgage Trust
       4.91%                                                   12/25/34      4,357,675      4,364,484
       4.88%                                                    2/25/35      8,800,000      8,827,500
     Morgan Stanley Mortgage Loan Trust
       4.22%                                                    8/25/34      8,250,314      8,188,437
       4.92%                                                    9/25/34     15,000,000     15,135,938
       5.47%                                                   10/25/34     11,000,000     11,319,688
     Structured Adjustable Rate Mortgage Loan
       Trust
       4.74%                                                    7/25/34      6,226,572      6,226,572
       5.21%                                                    9/25/34     18,460,280     18,581,426
                                                                                         ------------
                                                                                          101,443,903
                                                                                         ------------
  TOTAL ADJUSTABLE RATE MORTGAGE-RELATED
     SECURITIES*
     (Cost $111,405,735)                                                                  110,803,774
                                                                                         ------------
AGENCY OBLIGATIONS..............................      0.7%
     Freddie Mac
       5.75%                                                    3/15/09      2,000,000      2,114,858
                                                                                         ------------
  TOTAL AGENCY OBLIGATIONS
     (Cost $1,866,030)                                                                      2,114,858
                                                                                         ------------

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

                                                  PERCENTAGE
                                                    OF NET                 PRINCIPAL
                                                    ASSETS     MATURITY      AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------
FIXED RATE MORTGAGE-RELATED SECURITIES..........     56.7%
  15 Yr. Securities
     Fannie Mae
       7.00%                                                     3/1/15      1,613,162      1,700,373
       7.00%                                                     3/1/15        855,374        901,617
       7.00%                                                     3/1/15        899,420        948,045
       7.50%                                                    11/1/15      1,153,535      1,218,647
       6.50%                                                     1/1/16      1,206,568      1,267,037
       6.00%                                                     6/1/16      2,701,522      2,802,407
       6.00%                                                     7/1/17      1,701,148      1,764,675
       6.00%                                                     7/1/17      2,532,007      2,626,562
       5.50%                                                     9/1/17      4,678,937      4,797,921
       5.00%                                                    11/1/17      9,162,438      9,250,484
       5.00%                                                    11/1/18      9,681,290      9,766,758
     Freddie Mac
       7.50%                                                     1/1/10        811,072        855,586
       6.00%                                                     6/1/17      2,844,221      2,951,768
       5.00%                                                    12/1/18      7,766,977      7,839,187
                                                                                         ------------
                                                                                           48,691,067
                                                                                         ------------
  20 Yr. Securities
     Freddie Mac Gold
       5.50%                                                     2/1/24      7,832,922      7,958,065
       5.50%                                                    12/1/24      9,694,448      9,849,332
                                                                                         ------------
                                                                                           17,807,397
                                                                                         ------------

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

                                                  PERCENTAGE
                                                    OF NET                 PRINCIPAL
                                                    ASSETS     MATURITY      AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------
  Collateralized Mortgage Obligations
     Countrywide Home Loan
       5.00%                                                    5/25/34     12,979,144     12,970,975
     Freddie Mac
       4.00%                                                   12/15/16     16,265,293     16,092,985
       5.00%                                                    8/15/23     13,177,000     13,376,422
       5.00%                                                    7/15/26     15,000,000     15,207,831
       4.50%                                                    3/15/29      5,000,000      4,993,335
       6.00%                                                    3/15/31     12,500,000     12,904,168
     Washington Mutual MSC Mortgage Pass
       Through,
       4.55%                                                    5/25/33     12,693,378     12,602,957
     Wells Fargo Mortgage Backed Securities
       Trust
       5.50%                                                   10/25/14      7,930,458      7,982,757
                                                                                         ------------
                                                                                           96,131,430
                                                                                         ------------
  TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
     (Cost $162,444,221)                                                                  162,629,894
                                                                                         ------------
U.S. TREASURY OBLIGATIONS.......................      0.7%
  U.S. Treasury Note
       4.25%                                                   11/15/14      2,000,000      2,006,875
                                                                                         ------------
  TOTAL U.S. TREASURY OBLIGATIONS
     (Cost $2,030,676)                                                                      2,006,875
                                                                                         ------------
REPURCHASE AGREEMENTS...........................      3.3%
  Citigroup, 2.92%, (Agreement dated 4/29/05 to
     be repurchased at $9,330,270 on 5/2/05.
     Collateralized by various U.S. Government
     Securities, 4.21%-6.50%, with a value of
     $9,514,560, due 4/1/14-5/1/35)                                          9,328,000      9,328,000
                                                                                         ------------
  TOTAL REPURCHASE AGREEMENTS
     (Cost $9,328,000)                                                                      9,328,000
                                                                                         ------------
TOTAL INVESTMENTS
     (Cost $287,078,048) (a)....................    100.0%                                286,883,401
OTHER ASSETS IN EXCESS OF LIABILITIES...........      0.0%                                    108,902
                                                                                         ------------
Net Assets applicable to 30,385,056 Shares of
  Common Stock issued and outstanding...........    100.0%                               $286,992,303
                                                                                         ============
Net Asset Value, offering and redemption price
  per share ($286,992,303 / 30,385,056)                                                         $9.45
                                                                                         ============

--------------------------------------------------------------------------------

*   The rates presented are the rates in effect at April 30, 2005.

(a) Cost for federal income tax purposes is the same.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE FUND
STATEMENT OF NET ASSETS
APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

                                                  PERCENTAGE
                                                    OF NET                 PRINCIPAL
                                                    ASSETS     MATURITY      AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------
AGENCY OBLIGATIONS..............................      1.9%
     Freddie Mac
       5.75%                                                    3/15/09   $  3,000,000   $  3,172,287
                                                                                         ------------
  TOTAL AGENCY OBLIGATIONS
     (Cost $2,816,384)                                                                      3,172,287
                                                                                         ------------
FIXED RATE MORTGAGE-RELATED SECURITIES..........     90.0%
  15 Yr. Securities
     Fannie Mae
       7.00%                                                     3/1/15      1,434,011      1,511,537
       6.00%                                                     8/1/16      5,465,314      5,669,409
       5.00%                                                     3/1/18      2,408,563      2,431,708
                                                                                         ------------
                                                                                            9,612,654
                                                                                         ------------
  20 Yr. Securities
     Freddie Mac Gold
       5.50%                                                    10/1/24     13,277,991     13,490,128
                                                                                         ------------
  30 Yr. Securities
     Fannie Mae
       5.00%                                                     8/1/33     13,438,295     13,346,956
       5.50%                                                    11/1/33     15,239,534     15,408,002
       5.50%                                                     4/1/34      6,378,517      6,449,030
       6.00%                                                     6/1/34      9,682,426      9,949,828
       5.50%                                                     7/1/34     20,141,061     20,357,420
       5.50%                                                     8/1/34     11,624,265     11,752,041
       5.50%                                                     9/1/34     14,195,997     14,348,494
       5.50%                                                    11/1/34      8,935,633      9,028,829
       6.00%                                                     4/1/35     11,470,352     11,783,547
     Freddie Mac Gold
       6.00%                                                     4/1/33      5,251,232      5,393,794
       5.50%                                                    10/1/34      9,678,332      9,799,840
     Government National Mortgage Association
       7.50%                                                    2/15/24        753,072        809,876
       7.00%                                                    4/15/27      1,092,979      1,166,798
       6.00%                                                    1/15/29      1,401,181      1,452,740
                                                                                         ------------
                                                                                          131,047,195
                                                                                         ------------
  TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
     (Cost $152,720,468)                                                                  154,149,977
                                                                                         ------------

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

                                                  PERCENTAGE
                                                    OF NET                 PRINCIPAL
                                                    ASSETS     MATURITY      AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS.......................      2.3%
     U.S. Treasury Note
       4.00%                                                    6/15/09   $  4,000,000   $  4,025,312
                                                                                         ------------
  TOTAL U.S. TREASURY OBLIGATIONS
     (Cost $4,063,244)                                                                      4,025,312
                                                                                         ------------
REPURCHASE AGREEMENTS...........................      5.8%
  Citigroup, 2.92%, (Agreement dated 4/29/05 to
     be repurchased at $9,984,429 on 5/2/05.
     Collateralized by various U.S. Government
     Securities, 3.38%-6.00%, with a value of
     $10,181,640, due 3/1/14-11/1/32)                                        9,982,000      9,982,000
                                                                                         ------------
  TOTAL REPURCHASE AGREEMENTS
     (Cost $9,982,000)                                                                      9,982,000
                                                                                         ------------
TOTAL INVESTMENTS
     (Cost $169,585,432) (a)....................    100.0%                                171,329,576
OTHER ASSETS IN EXCESS OF LIABILITIES...........      0.0%                                     57,227
                                                                                         ------------
Net Assets applicable to 16,439,226 Shares of
  Common Stock issued and outstanding...........    100.0%                               $171,386,803
                                                                                         ============
Net Asset Value, offering and redemption price
  per share ($171,386,803 / 16,439,226)                                                        $10.43
                                                                                         ============

--------------------------------------------------------------------------------
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $136,721. Cost for federal income tax purposes differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation                                     $1,958,451
Unrealized depreciation                                       (351,028)
                                                            ----------
Net unrealized appreciation                                 $1,607,423
                                                            ==========

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

                                               ADJUSTABLE                                                   U.S.
                                    MONEY     RATE MORTGAGE                 SHORT U.S.    INTERMEDIATE   GOVERNMENT
                                    MARKET        (ARM)       ULTRA SHORT   GOVERNMENT      MORTGAGE      MORTGAGE
                                     FUND         FUND           FUND          FUND           FUND          FUND
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Interest income..............  $580,109   $ 47,651,473    $ 4,538,531   $ 2,632,690   $ 6,414,588    $ 4,327,017
                                   --------   ------------    -----------   -----------   -----------    -----------
    Operating expenses:
      Investment advisory fees...    37,870      7,160,929        621,208       183,646       509,872        209,754
      Distribution fee -- Class I
        Shares...................    23,541      3,978,275        345,114       110,188       218,518        125,853
      Distribution fee -- Class D
        Shares...................    57,313             --             --            --            --             --
      Administration fee.........     7,574        307,899         41,413        22,037        43,703         25,170
      Custodian fee..............     5,987        155,770         21,002        16,358        22,336         15,856
      Transfer agent fee.........     2,181         38,210          4,493         1,675         1,714            841
      Legal......................     1,678        115,140          9,999         5,323         9,826          5,735
      Printing...................       281         20,410          1,748           939         1,795          1,025
      Trustees' fees.............       674         42,149          3,594         1,930         3,713          2,106
      Other......................    14,692        196,315         24,219        19,207        27,629         17,056
                                   --------   ------------    -----------   -----------   -----------    -----------
      Total expenses before fee
        reductions...............   151,791     12,015,097      1,072,790       361,303       839,106        403,396
      Expenses reduced by
        Investment Advisor.......   (37,870)    (3,182,655)      (276,094)           --      (145,677)            --
      Expenses reduced by
        Distributor..............   (25,247)    (1,591,298)      (138,044)           --            --             --
                                   --------   ------------    -----------   -----------   -----------    -----------
        Net expenses.............    88,674      7,241,144        658,652       361,303       693,429        403,396
                                   --------   ------------    -----------   -----------   -----------    -----------
        Net investment income....   491,435     40,410,329      3,879,879     2,271,387     5,721,159      3,923,621
                                   --------   ------------    -----------   -----------   -----------    -----------
REALIZED AND UNREALIZED GAINS
  FROM INVESTMENT ACTIVITIES:
    Realized gains/(losses) from
      investment transactions....      (407)    (2,519,608)       (77,148)     (994,347)     (665,399)       283,046
    Change in unrealized
      appreciation/depreciation
      from investments...........        --     (8,278,259)      (960,558)     (637,487)   (3,191,987)    (2,899,139)
                                   --------   ------------    -----------   -----------   -----------    -----------
    Net realized/unrealized
      gains/(losses) from
      investments................      (407)   (10,797,867)    (1,037,706)   (1,631,834)   (3,857,386)    (2,616,093)
                                   --------   ------------    -----------   -----------   -----------    -----------
CHANGE IN NET ASSETS RESULTING
  FROM OPERATIONS................  $491,028   $ 29,612,462    $ 2,842,173   $   639,553   $ 1,863,773    $ 1,307,528
                                   ========   ============    ===========   ===========   ===========    ===========

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                      MONEY MARKET FUND
                                                              ---------------------------------
                                                              SIX MONTHS ENDED     YEAR ENDED
                                                               APRIL 30, 2005      OCTOBER 31,
                                                                (UNAUDITED)           2004
-----------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
     Net investment income..................................   $     491,435      $     487,094
     Net realized gains (losses) from investments...........            (407)                --
                                                               -------------      -------------
       Change in net assets resulting from operations.......         491,028            487,094
                                                               -------------      -------------
  Dividends paid to Class I stockholders:
     From net investment income.............................        (333,911)          (376,981)
  Dividends paid to Class D stockholders:
     From net investment income.............................        (157,524)          (110,113)
                                                               -------------      -------------
       Total dividends paid to stockholders.................        (491,435)          (487,094)
                                                               -------------      -------------
  Capital Transactions Class I Shares:
     Proceeds from sale of shares...........................      91,144,102        212,174,352
     Shares issued to stockholders in reinvestment of
      dividends.............................................         281,160            337,606
     Cost of shares repurchased.............................     (92,547,348)      (221,365,484)
  Capital Transactions Class D Shares:
     Proceeds from sale of shares...........................     264,708,380        385,481,528
     Shares issued to stockholders in reinvestment of
      dividends.............................................          98,882             47,207
     Cost of shares repurchased.............................    (268,252,786)      (389,965,369)
                                                               -------------      -------------
       Change in net assets from capital transactions.......      (4,567,610)       (13,290,160)
                                                               -------------      -------------
       Change in net assets.................................      (4,568,017)       (13,290,160)
Net Assets:
  Beginning of period.......................................      50,971,832         64,261,992
                                                               -------------      -------------
  End of period.............................................   $  46,403,815      $  50,971,832
                                                               =============      =============
Accumulated net investment income/(loss)....................              --                 --

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                             ADJUSTABLE RATE                        ULTRA SHORT
                                           MORTGAGE (ARM) FUND                         FUND
                                    ----------------------------------------------------------------------
                                    SIX MONTHS ENDED     YEAR ENDED      SIX MONTHS ENDED     YEAR ENDED
                                     APRIL 30, 2005      OCTOBER 31,     TO APRIL 30, 2005    OCTOBER 31,
                                      (UNAUDITED)           2004            (UNAUDITED)          2004
----------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
    Net investment income.........  $    40,410,329    $    73,324,083     $  3,879,879      $   5,652,745
    Net realized gains (losses)
       from investments...........       (2,519,608)        (9,290,088)         (77,148)          (825,070)
    Change in unrealized
       appreciation/depreciation
       from investments...........       (8,278,259)         3,530,500         (960,558)            30,025
                                    ---------------    ---------------     ------------      -------------
       Change in net assets
         resulting from
         operations...............       29,612,462         67,564,495        2,842,173          4,857,700
                                    ---------------    ---------------     ------------      -------------
  Dividends paid to stockholders:
    From net investment income....      (46,116,474)       (87,074,818)      (4,364,180)        (6,485,357)
                                    ---------------    ---------------     ------------      -------------
       Total dividends paid to
         stockholders.............      (46,116,474)       (87,074,818)      (4,364,180)        (6,485,357)
                                    ---------------    ---------------     ------------      -------------
  Capital Transactions:
    Proceeds from sale of
       shares.....................    1,165,209,379      2,244,424,388       48,873,953        185,331,981
    Shares issued to stockholders
       in reinvestment of
       dividends..................       24,167,322         50,798,140        2,007,818          3,213,793
    Cost of shares repurchased....   (1,459,891,822)    (3,555,626,724)     (74,593,827)      (147,237,653)
                                    ---------------    ---------------     ------------      -------------
       Change in net assets from
         capital transactions.....     (270,515,121)    (1,260,404,196)     (23,712,056)        41,308,121
                                    ---------------    ---------------     ------------      -------------
       Change in net assets.......     (287,019,133)    (1,279,914,519)     (25,234,063)        39,680,464
Net Assets:
  Beginning of period.............    3,317,024,383      4,596,938,902      291,348,513        251,668,049
                                    ---------------    ---------------     ------------      -------------
  End of period...................  $ 3,030,005,250    $ 3,317,024,383     $266,114,450      $ 291,348,513
                                    ===============    ===============     ============      =============
Accumulated net investment income/
  (loss)..........................  $    (6,797,116)   $    (1,090,971)    $   (473,893)     $      10,408

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

         SHORT U.S. GOVERNMENT              INTERMEDIATE MORTGAGE                U.S. GOVERNMENT
                  FUND                              FUND                          MORTGAGE FUND
--------------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED    YEAR ENDED     SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED
     APRIL 30, 2005     OCTOBER 31,     APRIL 30, 2005    OCTOBER 31,     APRIL 30, 2005    OCTOBER 31,
      (UNAUDITED)          2004          (UNAUDITED)          2004         (UNAUDITED)          2004
--------------------------------------------------------------------------------------------------------
      $  2,271,387     $   4,605,342     $  5,721,159     $  9,349,175     $  3,923,621     $  6,669,616
          (994,347)          517,417         (665,399)      (1,442,590)         283,046       (2,022,919)
          (637,487)       (1,221,548)      (3,191,987)         763,779       (2,899,139)       3,133,197
      ------------     -------------     ------------     ------------     ------------     ------------
           639,553         3,901,211        1,863,773        8,670,364        1,307,528        7,779,894
      ------------     -------------     ------------     ------------     ------------     ------------
        (2,459,685)       (5,009,529)      (5,860,360)     (10,181,481)      (3,951,619)      (7,450,517)
      ------------     -------------     ------------     ------------     ------------     ------------
        (2,459,685)       (5,009,529)      (5,860,360)     (10,181,481)      (3,951,619)      (7,450,517)
      ------------     -------------     ------------     ------------     ------------     ------------
           323,010        37,505,664            5,861        6,536,412        8,516,000       14,762,850
         1,273,223         2,867,566        2,317,423        4,241,126        2,976,304        5,105,098
       (11,519,999)     (118,618,032)      (9,642,434)     (58,816,046)      (4,329,365)     (57,895,104)
      ------------     -------------     ------------     ------------     ------------     ------------
        (9,923,766)      (78,244,802)      (7,319,150)     (48,038,508)       7,162,939      (38,027,156)
      ------------     -------------     ------------     ------------     ------------     ------------
       (11,743,898)      (79,353,120)     (11,315,737)     (49,549,625)       4,518,848      (37,697,779)
       153,252,088       232,605,208      298,308,040      347,857,665      166,867,955      204,565,734
      ------------     -------------     ------------     ------------     ------------     ------------
      $141,508,190     $ 153,252,088     $286,992,303     $298,308,040     $171,386,803     $166,867,955
      ============     =============     ============     ============     ============     ============
      $   (197,130)    $      (8,832)    $   (142,175)    $     (2,974)    $    (44,425)    $    (16,427)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
MONEY MARKET FUND
FINANCIAL HIGHLIGHTS -- CLASS I SHARES
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------

                                    SIX MONTHS
                                      ENDED                          YEAR ENDED OCTOBER 31,
                                  APRIL 30, 2005    --------------------------------------------------------
                                   (UNAUDITED)        2004        2003        2002        2001        2000
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period......................       $   1.00       $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                     --------       --------    --------    --------    --------    --------
Income from investment
  operations:
  Net investment income.......         0.0105         0.0104      0.0096      0.0152      0.0441      0.0578
  Net realized losses from
     investments..............             --(a)          --          --          --          --          --(a)
                                     --------       --------    --------    --------    --------    --------
       Total from investment
          operations..........         0.0105         0.0104      0.0096      0.0152      0.0441      0.0578
                                     --------       --------    --------    --------    --------    --------
Less distributions:
  Dividends paid to
     stockholders:
     From net investment
       income.................        (0.0105)       (0.0104)    (0.0096)    (0.0152)    (0.0441)    (0.0578)
                                     --------       --------    --------    --------    --------    --------
     Net asset value, end of
       period.................       $   1.00       $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                     ========       ========    ========    ========    ========    ========
     Total return.............          1.06%(b)        1.04%       0.97%       1.54%       4.50%       5.93%
Ratios/Supplemental data:
  Net assets, end of period
     (in 000's)...............       $ 30,761       $ 31,883    $ 40,737    $ 30,571    $ 45,491    $ 48,202
  Ratio of expenses to average
     net assets...............          0.18%(c)        0.11%       0.18%       0.26%       0.30%       0.30%
  Ratio of net investment
     income to average net
     assets...................          2.13%(c)        1.04%       0.96%       1.53%       4.31%       5.74%
  Ratio of expenses to average
     net assets*..............          0.46%(c)        0.41%       0.39%       0.41%       0.45%       0.45%

--------------------------------------------------------------------------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Net realized losses per share and/or distributions from net realized gains were less than $0.00005.

(b) Not annualized.

(c) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
MONEY MARKET FUND
FINANCIAL HIGHLIGHTS -- CLASS D SHARES
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------

                                      SIX MONTHS                                                 DECEMBER 19,
                                        ENDED                 YEAR ENDED OCTOBER 31,              1999(A) TO
                                    APRIL 30, 2005   -----------------------------------------   OCTOBER 31,
                                     (UNAUDITED)       2004       2003       2002       2001         2000
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period...........................    $   1.00      $   1.00   $   1.00   $   1.00   $   1.00     $   1.00
                                       --------      --------   --------   --------   --------     --------
Income from investment operations:
  Net investment income............      0.0083        0.0054     0.0046     0.0104     0.0397       0.0466
  Net realized losses from
     investments...................          --(b)         --         --         --         --           --(b)
                                       --------      --------   --------   --------   --------     --------
       Total from investment
          operations...............      0.0083        0.0054     0.0046     0.0104     0.0397       0.0466
                                       --------      --------   --------   --------   --------     --------
Less distributions:
  Dividends paid to stockholders:
     From net investment income....     (0.0083)      (0.0054)   (0.0046)   (0.0104)   (0.0397)     (0.0466)
                                       --------      --------   --------   --------   --------     --------
Change in net asset value..........          --            --         --         --         --           --
                                       --------      --------   --------   --------   --------     --------
Net asset value, end of period.....    $   1.00      $   1.00   $   1.00   $   1.00   $   1.00     $   1.00
                                       ========      ========   ========   ========   ========     ========
       Total return................       0.83%(c)      0.54%      0.47%      1.05%      4.04%        4.74%(d)
Ratios/Supplemental data:
  Net assets, end of period (in
     000's)........................    $ 15,643      $ 19,089   $ 23,525   $ 15,039   $  8,787     $  3,388
  Ratio of expenses to average net
     assets........................       0.63%(e)      0.61%      0.67%      0.75%      0.75%        0.75%(e)
  Ratio of net investment income to
     average net assets............       1.65%(e)      0.54%      0.45%      1.04%      3.46%        5.66%(e)
  Ratio of expenses to average net
     assets*.......................       0.88%(e)      0.86%      0.84%      0.86%      0.91%        0.94%(e)

--------------------------------------------------------------------------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Commencement of operations.

(b) Net realized losses per share were less than $0.00005.

(c) Not annualized.

(d) Represents the total return for the period from December 19, 1999 to October 31, 2000.

(e) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------

                                  SIX MONTHS
                                    ENDED                            YEAR ENDED OCTOBER 31,
                                APRIL 30, 2005    ------------------------------------------------------------
                                 (UNAUDITED)         2004         2003         2002        2001+        2000
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period......................    $     9.83      $     9.88   $     9.95   $     9.97   $     9.86   $   9.84
                                  ----------      ----------   ----------   ----------   ----------   --------
Income from investment
  operations:
  Net investment income.......        0.1226          0.1824       0.1778       0.2947       0.5319     0.6048
  Net realized and unrealized
     gains (losses) from
     investments..............       (0.0313)        (0.0070)     (0.0230)      0.0124       0.1386     0.0233
                                  ----------      ----------   ----------   ----------   ----------   --------
       Total from investment
          operations..........        0.0913          0.1754       0.1548       0.3071       0.6705     0.6281
                                  ----------      ----------   ----------   ----------   ----------   --------
Less distributions:
  Dividends paid to
     stockholders:
     From net investment
       income.................       (0.1413)        (0.2254)     (0.2248)     (0.3271)     (0.5605)   (0.6129)
                                  ----------      ----------   ----------   ----------   ----------   --------
Change in net asset value.....         (0.05)          (0.05)       (0.07)       (0.02)        0.11       0.02
                                  ----------      ----------   ----------   ----------   ----------   --------
Net asset value, end of
  period......................    $     9.78      $     9.83   $     9.88   $     9.95   $     9.97   $   9.86
                                  ==========      ==========   ==========   ==========   ==========   ========
Total return..................         0.93%(a)        1.79%        1.57%        3.13%        6.98%      6.63%
Ratios/Supplemental data:
  Net assets, end of period
     (in 000's)...............    $3,030,005      $3,317,024   $4,596,939   $3,389,975   $2,064,844   $681,652
  Ratio of expenses to average
     net assets...............         0.46%(b)        0.44%        0.44%        0.45%        0.49%      0.48%
  Ratio of net investment
     income to average net
     assets...................         2.54%(b)        1.92%        1.72%        2.91%        5.37%      6.22%
  Ratio of expenses to average
     net assets*..............         0.76%(b)        0.72%        0.71%        0.75%        0.79%      0.78%
  Portfolio turnover rate.....           32%             50%         117%         107%          72%        67%

--------------------------------------------------------------------------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

 + Net investment income is based on average shares outstanding through the period.

(a) Not annualized.

(b) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------

                                                     SIX MONTHS                                  NOVEMBER 14,
                                                       ENDED         YEAR ENDED OCTOBER 31,       2001(A) TO
                                                   APRIL 30, 2005    ----------------------     APRIL 30, 2002
                                                    (UNAUDITED)        2004         2003         (UNAUDITED)
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period...........       $   9.87       $   9.92     $   9.95         $  10.00
                                                      --------       --------     --------         --------
Income from investment operations:
  Net investment income........................         0.1370         0.1985       0.1601           0.2204
  Net realized and unrealized gains on
     investments...............................        (0.0322)       (0.0217)      0.0242           0.0058
                                                      --------       --------     --------         --------
       Total from investment operations........         0.1048         0.1768       0.1843           0.2262
                                                      --------       --------     --------         --------
Less distributions:
  Dividends paid to stockholders:
     From net investment income................        (0.1548)       (0.2268)     (0.2143)         (0.2762)
                                                      --------       --------     --------         --------
Change in net asset value......................          (0.05)         (0.05)       (0.03)           (0.05)
                                                      --------       --------     --------         --------
Net asset value, end of period.................       $   9.82       $   9.87     $   9.92         $   9.95
                                                      ========       ========     ========         ========
Total return...................................          1.07%(b)       1.80%        1.87%            2.29%(b)
Ratios/Supplemental data:
  Net assets, end of period (in 000's).........       $266,114       $291,349     $251,668         $287,116
  Ratio of expenses to average net assets......          0.48%(c)       0.47%        0.47%            0.50%(c)
  Ratio of net investment income to average net
     assets....................................          2.81%(c)       2.00%        1.66%            2.11%(c)
  Ratio of expenses to average net assets*.....          0.78%(c)       0.77%        0.77%            0.80%(c)
  Portfolio turnover rate......................            14%           118%         126%             127%

--------------------------------------------------------------------------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Commencement of operations.

(b) Not annualized.

(c) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------

                                    SIX MONTHS
                                      ENDED                          YEAR ENDED OCTOBER 31,
                                  APRIL 30, 2005    --------------------------------------------------------
                                   (UNAUDITED)        2004        2003        2002        2001        2000
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period......................       $  10.61       $  10.68    $  10.78    $  10.75    $  10.34    $  10.36
                                     --------       --------    --------    --------    --------    --------
Income from investment
  operations:
  Net investment income.......         0.1609         0.2640      0.2738      0.3512      0.5652      0.5973
  Net realized and unrealized
     gains (losses) from
     investments..............        (0.1060)       (0.0415)    (0.0686)     0.0674      0.4086     (0.0240)
                                     --------       --------    --------    --------    --------    --------
       Total from investment
          operations..........         0.0549         0.2225      0.2052      0.4186      0.9738      0.5733
                                     --------       --------    --------    --------    --------    --------
Less distributions:
  Dividends paid to
     stockholders:
     From net investment
       income.................        (0.1749)       (0.2925)    (0.3052)    (0.3886)    (0.5638)    (0.5976)
                                     --------       --------    --------    --------    --------    --------
Change in net asset value.....          (0.12)         (0.07)      (0.10)       0.03        0.41       (0.02)
                                     --------       --------    --------    --------    --------    --------
Net asset value, end of
  period......................       $  10.49       $  10.61    $  10.68    $  10.78    $  10.75    $  10.34
                                     ========       ========    ========    ========    ========    ========
Total return..................          0.53%(a)       2.11%       1.92%       3.98%       9.66%       5.77%
Ratios/Supplemental data:
  Net assets, end of period
     (in 000's)...............       $141,508       $153,252    $232,605    $162,170    $191,632    $ 96,098
  Ratio of expenses to average
     net assets...............          0.49%(b)       0.48%       0.47%       0.49%       0.51%       0.51%
  Ratio of net investment
     income to average net
     assets...................          3.09%(b)       2.50%       2.47%       3.35%       5.25%       5.79%
  Portfolio turnover rate.....            58%           152%         72%         75%         54%        138%

--------------------------------------------------------------------------------
(a) Not annualized.

(b) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------

                                    SIX MONTHS
                                      ENDED                          YEAR ENDED OCTOBER 31,
                                  APRIL 30, 2005    --------------------------------------------------------
                                   (UNAUDITED)        2004        2003        2002        2001        2000
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period......................       $   9.57       $   9.62    $   9.79    $   9.83    $   9.33    $   9.33
                                     --------       --------    --------    --------    --------    --------
Income from investment
  operations:
  Net investment income.......         0.1844         0.2892      0.2525      0.4155      0.5675      0.5754
  Net realized and unrealized
     gains (losses) from
     investments..............        (0.1154)       (0.0233)    (0.1156)    (0.0213)     0.4861      0.0051
                                     --------       --------    --------    --------    --------    --------
       Total from investment
          operations..........         0.0690         0.2659      0.1369      0.3942      1.0536      0.5805
                                     --------       --------    --------    --------    --------    --------
Less distributions:
  Dividends paid to
     stockholders:
     From net investment
       income.................        (0.1890)       (0.3159)    (0.3069)    (0.4342)    (0.5536)    (0.5795)
                                     --------       --------    --------    --------    --------    --------
Change in net asset value.....          (0.12)         (0.05)      (0.17)      (0.04)       0.50        0.00
                                     --------       --------    --------    --------    --------    --------
Net asset value, end of
  period......................       $   9.45       $   9.57    $   9.62    $   9.79    $   9.83    $   9.33
                                     ========       ========    ========    ========    ========    ========
Total return..................           0.73%(a)      2.81%       1.41%       4.13%      11.59%       6.47%
Ratios/Supplemental data:
  Net assets, end of period
     (in 000's)...............       $286,992       $298,308    $347,858    $240,645    $204,891    $ 90,768
  Ratio of expenses to average
     net assets...............           0.48%(b)      0.47%       0.47%       0.47%       0.50%       0.51%
  Ratio of net investment
     income to average net
     assets...................           3.93%(b)      3.02%       2.52%       4.28%       5.74%       6.25%
  Ratio of expenses to average
     net assets*..............           0.58%(b)      0.57%       0.57%       0.57%       0.60%       0.61%
  Portfolio turnover rate.....             47%          148%         98%         54%         47%        110%

--------------------------------------------------------------------------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------

                                    SIX MONTHS
                                      ENDED                          YEAR ENDED OCTOBER 31,
                                  APRIL 30, 2005    --------------------------------------------------------
                                   (UNAUDITED)        2004        2003        2002        2001        2000
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period......................       $  10.59       $  10.56    $  10.77    $  10.83    $  10.27    $  10.26
                                     --------       --------    --------    --------    --------    --------
Income from investment
  operations:
  Net investment income.......         0.2430         0.3875      0.3689      0.5116      0.6381      0.6646
  Net realized and unrealized
     gains (losses) on
     investments..............        (0.1583)        0.0795     (0.1511)    (0.0377)     0.5590      0.0109
                                     --------       --------    --------    --------    --------    --------
       Total from investment
          operations..........         0.0847         0.4670      0.2178      0.4739      1.1971      0.6755
                                     --------       --------    --------    --------    --------    --------
Less distributions:
  Dividends paid to
     stockholders:
     From net investment
       income.................        (0.2447)       (0.4370)    (0.4278)    (0.5339)    (0.6371)    (0.6682)
                                     --------       --------    --------    --------    --------    --------
Change in net asset value.....          (0.16)          0.03       (0.21)      (0.06)       0.56        0.01
                                     --------       --------    --------    --------    --------    --------
Net asset value, end of
  period......................       $  10.43       $  10.59    $  10.56    $  10.77    $  10.83    $  10.27
                                     ========       ========    ========    ========    ========    ========
Total return..................          0.81%(a)       4.52%       2.04%       4.54%      11.99%       6.90%
Ratios/Supplemental data:
  Net assets, end of period
     (in 000's)...............       $171,387       $166,868    $204,566    $ 94,154    $105,713    $ 71,449
  Ratio of expenses to average
     net assets...............          0.48%(b)       0.47%       0.47%       0.47%       0.50%       0.52%
  Ratio of net investment
     income to average net
     assets...................          4.68%(b)       3.70%       3.39%       4.80%       6.09%       6.53%
  Portfolio turnover rate.....            41%           171%        102%         82%         86%        127%

--------------------------------------------------------------------------------
(a) Not annualized.

(b) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

Asset Management Fund (the "Trust") was reorganized as a Delaware Statutory Trust on September 30, 1999, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified investment company. As of April 30, 2005, the Trust is authorized to issue an unlimited number of shares in six separate Funds: the Money Market Fund, the Adjustable Rate Mortgage (ARM) Fund, the Ultra Short Fund, the Short U.S. Government Fund, the Intermediate Mortgage Fund and the U.S. Government Mortgage Fund (referred to individually as a "Fund" and collectively as the "Funds"). Each of the Funds, except the Money Market Fund, offers a single class of shares. The Money Market Fund is authorized to sell two classes of shares, namely, Class I Shares and Class D Shares. Each Class I and Class D Share of the Money Market Fund represents identical interests in the Fund and has the same rights except that
(i) Class D Shares bear a higher distribution fee, which will cause Class D Shares to have a higher expense ratio and to pay lower dividends than those related to Class I Shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to the matters relating to its own distribution arrangements.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund. However, based on experience, the Trust expects the risk of loss to be remote.

A. Significant accounting policies are as follows:

SECURITY VALUATION

  Money Market Fund:

  Fund securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. The Fund seeks to maintain net asset value per share at $1.00.

  Adjustable Rate Mortgage (ARM) Fund, Ultra Short Fund, Short U.S. Government Fund, Intermediate Mortgage Fund, and U.S. Government Mortgage Fund:

  As of April 30, 2005, substantially all of the Funds' investments are fair valued using matrix pricing methods. These matrix pricing methods, determined by either an independent pricing service or the Adviser, incorporate market quotations, prices provided directly by market makers and take into consideration such factors as security prices, yields, maturities, and ratings. Additionally, upon a significant valuation event, securities can be valued at fair value by the Adviser, under procedures reviewed by the Board of Trustees. Short-term instruments maturing within 60 days of the valuation date may be valued based upon their amortized cost.

REPURCHASE AGREEMENTS

  Repurchase agreements collateralized by obligations of the U.S. government or its agencies may be purchased, subject to the seller's agreement to repurchase them at an agreed upon date and price. Each Fund will always receive as collateral instruments whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and each Fund will make payment for such instruments only upon their physical delivery to, or evidence of their book

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

entry transfer to the account of, the Fund's custodian. If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED-DELIVERY BASIS

  Each Fund, except the Money Market Fund, may purchase securities on a when-issued or delayed-delivery basis. In when-issued transactions, securities are bought or sold during the period between the announcement of an offering and the issuance and payment date of the securities. When securities are purchased on a delayed-delivery basis, the price of the securities is fixed at the time the commitment to purchase is made, but settlement may take place at a future date. By the time of delivery, securities purchased on a when-issued or delayed-delivery basis may be valued at less than the purchase price. At the time when-issued and delayed-delivery securities are purchased, the Fund must set aside funds in a segregated account to pay for the purchase, and until acquisition, the Fund will not earn any income on the securities that it purchased.

DIVIDENDS TO SHAREHOLDERS

  Dividends from net investment income are declared daily and paid monthly. Net short-term and long-term capital gains, if any, are declared and paid annually.

FEDERAL TAXES

  No provision is made for Federal taxes as it is each Fund's intention to continue to qualify as a regulated investment company and to make the requisite distributions to the stockholders, which will be sufficient to relieve each Fund from all or substantially all Federal income and excise taxes.

MANAGEMENT ESTIMATES

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

OTHER

  Investment transactions are accounted for on the trade date, interest income is recorded on the accrual basis, amortization and accretion is recognized based on the effective maturity date, and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

B. Shay Assets Management, Inc. ("SAMI") serves the Trust as investment adviser (the "Adviser"). The Adviser is a wholly-owned subsidiary of Shay Investment Services, Inc. ("SISI"), which is majority owned by Rodger D. Shay, the Chairman of the Board of Trustees of the Trust, and Rodger D. Shay, Jr., a member of the Board of Trustees and the President of Shay Financial Services, Inc.

  As compensation for investment advisory services, the Fund pays an investment advisory fee monthly based upon an annual percentage of the average daily net assets of each Fund as follows:

  The investment advisory fee rate for the Money Market Fund is .15% of the first $500 million, .125% of the next $500 million, and .10% of such net assets in excess of $1 billion. The Adviser is currently voluntarily waiving its entire fee. As of April 30, 2005, the assets for the Fund include a waived investment advisory fee receivable in the amount of $5,816.

  The investment advisory fee rate for the Adjustable Rate Mortgage (ARM) Fund is .45% of the first $3 billion, .35% of the next $2 billion, and .25% of such net assets in excess of $5 billion. The Adviser is currently voluntarily waiving a portion of its fee so that the Fund pays .25% of

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

average daily net assets. As of April 30, 2005, the assets for the Fund include a waived investment advisory fee receivable in the amount of $499,938.

  The investment advisory fee rate for the Ultra Short Fund is .45% of the average daily net assets. The Adviser is currently voluntarily waiving a portion of its fee so that the Fund pays .25% of average daily net assets. As of April 30, 2005, the assets for the Fund include a waived investment advisory fee receivable in the amount of $43,868.

  The investment advisory fee rate for each of the Short U.S. Government Fund and the U.S. Government Mortgage Fund, computed separately, is .25% of the first $500 million, .175% of the next $500 million, .125% of the next $500 million, and .10% of such net asset in excess of $1.5 billion.

  The investment advisory fee rate for the Intermediate Mortgage Fund is .35% of the first $500 million, .275% of the next $500 million, .20% of the next $500 million, and .10% of such net assets in excess of $1.5 billion. The Adviser is currently voluntarily waiving a portion of its fee so that the Fund pays .25% of average daily net assets. As of April 30, 2005, the assets for the Fund include a waived investment advisory fee receivable in the amount of $23,885.

  The Adviser has agreed to reduce or waive (but not below zero) its advisory fees charged to the Money Market Fund, the Short U.S. Government Fund, the Intermediate Mortgage Fund and the U.S. Government Mortgage Fund, to the extent that the daily ratio of operating expenses to average daily net assets of each Fund exceeds .75%.

  Shay Financial Services, Inc. ("SFSI") serves the Trust as distributor (the "Distributor"). The Distributor is a wholly-owned subsidiary of SISI, which is majority owned by Rodger D. Shay, the Chairman of the Board of Trustees of the Trust, and Rodger D. Shay, Jr., a member of the Board of Trustees and the President of Shay Financial Services, Inc.

  As compensation for distribution services, the Trust pays the Distributor a distribution fee monthly in accordance with the distribution plan adopted by the Trust, pursuant to Rule 12b-1 under the 1940 Act, based upon an annual percentage of the average daily net assets of each Fund as follows:

  The distribution fee rate for each of the Money Market Fund Class I Shares and Short U.S. Government Fund is based upon an annual percentage of the combined average daily net assets of both funds and is as follows: .15% of the first $500 million, .125% of the next $500 million, .10% of the next $1 billion, and .075% of such combined net assets in excess of $2 billion. The Distributor is currently voluntarily waiving a portion of its 12b-1 fee for the Class I Shares of the Money Market Fund so that the Fund pays .05% of average daily net assets. The Money Market distribution fee waiver amounted to $15,695 for Class I Shares for the six month period ended April 30, 2005. The assets for the Money Market Fund include a waived distribution fee receivable in the amount of $2,537 for the Money Market Fund Class I Shares as of April 30, 2005.

  The distribution fee rate for the Money Market Class D Shares is .60% of average daily net assets. The Distributor is currently voluntarily waiving a portion of the 12b-1 fees so that Total Fund Operating Expenses do not exceed 0.75% of average daily net assets. The Money Market distribution fee waiver amounted to $9,552 for Class D Shares for the six month period ended April 30, 2005. The assets for the Money Market Fund include a waived distribution fee receivable in the amount of $1,340 for the Money Market Fund Class D Shares as of April 30, 2005.

  The distribution fee rate for each of the Adjustable Rate Mortgage (ARM) Fund and the Ultra Short Fund, computed separately, is .25%

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

of average daily net assets. The Distributor is currently voluntarily waiving a portion of its fee so that the Adjustable Rate Mortgage (ARM) Fund and the Ultra Short Fund each pay .15% of average daily net assets. The assets for the Funds include a waived distribution fee receivable in the amount of $249,964 and $21,934, respectively, as of April 30, 2005.

  The distribution fee rate for each of the Intermediate Mortgage Fund and the U.S. Government Mortgage Fund, computed separately, is as follows: .15% of the first $500 million, .125% of the next $500 million, .10% of the next $500 million, and .075% of such net assets in excess of $1.5 billion.

  BISYS Fund Services Ohio, Inc. ("BISYS, Ohio"), serves the Trust as administrator (the "Administrator"), fund accountant and transfer agent (the "Transfer Agent"). BISYS, Ohio is a subsidiary of The BISYS Group, Inc. The fee rate for BISYS, Ohio's services for each of the Funds, computed separately, is as follows: .03% of the first $1 billion, .02% of the next $1 billion, and .01% of such net assets in excess of $2 billion, with a minimum annual fee of $393,200 for the Trust. BISYS, Ohio also receives a $15.00 per account per fund annual processing fee.

--------------------------------------------------------------------------------
C. Transactions in shares of the Trust for the periods ended April 30, 2005 and October 31, 2004, were as follows:
--------------------------------------------------------------------------------

                                                                         MONEY MARKET FUND
                                                                ------------------------------------
                                                                SIX MONTHS ENDED       YEAR ENDED
                                                                 APRIL 30, 2005     OCTOBER 31, 2004
----------------------------------------------------------------------------------------------------
Share transactions Class I:
  Sale of shares............................................        91,144,102         212,174,352
  Shares issued to stockholders in reinvestment dividends...           281,160             337,606
  Shares repurchased........................................       (92,547,348)       (221,365,484)
                                                                  ------------        ------------
  Net increase (decrease)...................................        (1,122,086)         (8,853,526)
  Shares outstanding
     Beginning of period....................................        31,894,313          40,747,839
                                                                  ------------        ------------
     End of period..........................................        30,772,227          31,894,313
                                                                  ============        ============
Share transactions Class D:
  Sale of shares............................................       264,708,380         385,481,528
  Shares issued to stockholders in reinvestment dividends...            98,882              47,207
  Shares repurchased........................................      (268,252,786)       (389,965,369)
                                                                  ------------        ------------
  Net increase..............................................        (3,445,524)         (4,436,634)
  Shares outstanding
     Beginning of period....................................        19,089,062          23,525,696
                                                                  ------------        ------------
     End of period..........................................        15,643,538          19,089,062
                                                                  ============        ============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

                                             ADJUSTABLE RATE                         ULTRA SHORT
                                           MORTGAGE (ARM) FUND                           FUND
                                   --------------------------------------------------------------------------
                                   SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED
                                    APRIL 30, 2005    OCTOBER 31, 2004    APRIL 30, 2005    OCTOBER 31, 2004
-------------------------------------------------------------------------------------------------------------
Share transactions:
  Sale of shares.................     118,807,769        227,675,417         4,966,218          18,676,184
  Shares issued to stockholders
     in reinvestment of
     dividends...................       2,463,128          5,149,608           203,884             324,470
  Shares repurchased.............    (148,887,728)      (360,583,381)       (7,579,469)        (14,857,663)
                                     ------------       ------------        ----------         -----------
  Net increase (decrease)........     (27,616,831)      (127,758,356)       (2,409,367)          4,142,991
  Shares outstanding
     Beginning of period.........     337,306,907        465,065,263        29,506,245          25,363,254
                                     ------------       ------------        ----------         -----------
     End of period...............     309,690,076        337,306,907        27,096,878          29,506,245
                                     ============       ============        ==========         ===========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                SHORT U.S.                       INTERMEDIATE MORTGAGE
                                              GOVERNMENT FUND                            FUND
                                    -------------------------------------------------------------------------
                                    SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED
                                     APRIL 30, 2005    OCTOBER 31, 2004    APRIL 30, 2005    OCTOBER 31, 2004
-------------------------------------------------------------------------------------------------------------
Share transactions:
  Sale of shares..................         30,490          3,507,202                616            678,786
  Shares issued to stockholders in
     reinvestment of dividends....        120,965            269,378            244,298            442,694
  Shares repurchased..............     (1,098,500)       (11,118,104)        (1,018,337)        (6,108,666)
                                       ----------        -----------         ----------         ----------
  Net increase (decrease).........       (947,045)        (7,341,524)          (773,423)        (4,987,186)
  Shares outstanding
     Beginning of period..........     14,441,347         21,782,871         31,158,479         36,145,665
                                       ----------        -----------         ----------         ----------
     End of period................     13,494,302         14,441,347         30,385,056         31,158,479
                                       ==========        ===========         ==========         ==========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                        U.S. GOVERNMENT
                                                                         MORTGAGE FUND
                                                              -----------------------------------
                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               APRIL 30, 2005    OCTOBER 31, 2004
-------------------------------------------------------------------------------------------------
Share transactions:
  Sale of shares............................................        809,412          1,395,535
  Shares issued to stockholders in reinvestment of
     dividends..............................................        283,660            484,542
  Shares repurchased........................................       (413,938)        (5,487,343)
                                                                 ----------         ----------
  Net increase (decrease)...................................        679,134         (3,607,266)
  Shares outstanding
     Beginning of period....................................     15,760,092         19,367,358
                                                                 ----------         ----------
     End of period..........................................     16,439,226         15,760,092
                                                                 ==========         ==========

--------------------------------------------------------------------------------

D. At April 30, 2005, Net Assets consisted of the following:
--------------------------------------------------------------------------------

                                      ADJUSTABLE RATE                   SHORT U.S.    INTERMEDIATE   U.S. GOVERNMENT
                       MONEY MARKET      MORTGAGE       ULTRA SHORT     GOVERNMENT      MORTGAGE        MORTGAGE
                           FUND         (ARM) FUND          FUND           FUND           FUND            FUND
--------------------------------------------------------------------------------------------------------------------
Capital..............  $46,418,966    $3,098,577,751    $271,223,348   $144,872,681   $296,429,229    $177,457,259
Accumulated net
  investment
  income/(loss)......           --        (6,797,116)       (473,893)      (197,130)      (142,175)        (44,425)
Accumulated net
  realized
  gain/(loss)........      (15,151)      (71,612,498)     (4,929,144)    (2,975,811)    (9,100,104)     (7,770,175)
Net unrealized
appreciation/
  (depreciation) of
  investments........           --         9,837,113         294,139       (191,550)      (194,647)      1,744,144
                       -----------    --------------    ------------   ------------   ------------    ------------
                       $46,403,815    $3,030,005,250    $266,114,450   $141,508,190   $286,992,303    $171,386,803
                       ===========    ==============    ============   ============   ============    ============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

E. At April 30, 2005, liabilities for the Funds included:
--------------------------------------------------------------------------------

                                       ADJUSTABLE RATE                   SHORT U.S.    INTERMEDIATE    U.S. GOVERNMENT
                       MONEY MARKET       MORTGAGE        ULTRA SHORT    GOVERNMENT      MORTGAGE         MORTGAGE
                           FUND          (ARM) FUND          FUND           FUND           FUND             FUND
----------------------------------------------------------------------------------------------------------------------
Investment advisory
  fee payable........          0             624,915         54,834          29,039         59,714          35,166
Administration fee
  payable............      1,320              56,301          7,481           3,952          8,116           4,777
Distribution fee
  payable............      7,968             374,951         32,901          17,423         35,829          21,100
Distributions
  payable............     88,829           8,060,259        757,636         427,722        959,499         668,006
Securities purchased
  payables...........          0          98,879,832              0               0              0               0
Other liabilities....      1,195             146,004         10,841           6,767         28,909          17,122

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

F. For the six months ended April 30, 2005, purchases and proceeds from sales/maturities of securities, other than short-term investments, were as follows:
--------------------------------------------------------------------------------

                           ADJUSTABLE RATE                   SHORT U.S.     INTERMEDIATE     U.S. GOVERNMENT
                              MORTGAGE        ULTRA SHORT    GOVERNMENT       MORTGAGE          MORTGAGE
                             (ARM) FUND          FUND           FUND            FUND              FUND
------------------------------------------------------------------------------------------------------------
Purchases................  $  935,187,560     $36,869,340    $82,978,550    $133,322,353       $67,181,844
                           ==============     ===========    ===========    ============       ===========
Sales and Maturities.....  $1,144,408,340     $80,126,555    $88,730,341    $137,072,987       $77,687,149
                           ==============     ===========    ===========    ============       ===========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                             ASSET MANAGEMENT FUND
                                  (UNAUDITED)

                 TRUSTEES AND OFFICERS OF ASSET MANAGEMENT FUND
--------------------------------------------------------------------------------

                                                                                          NUMBER OF
                           POSITION(S) HELD WITH                                         PORTFOLIOS
                           TRUST, LENGTH OF TIME                                           IN FUND              OTHER
                            SERVED AND TERM OF           PRINCIPAL OCCUPATION(S)           COMPLEX          DIRECTORSHIPS
 NAME, ADDRESS AND AGE            OFFICE                   DURING PAST 5 YEARS            OVERSEEN              HELD
-----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
Richard M. Amis........  Trustee since 1997.        President, First Federal Community        6         First Financial Trust
630 Clarksville Street   Indefinite Term of Office  Bank since 1984; and Director,                             Company
Paris, TX 75460                                     First Financial Trust Company
Age: 54                                             since 1993
David F. Holland.......  Trustee since 1993 and     Retired; Chairman of the Board,           6          New England College
17 Ledgewood Circle      from 1988 to 1989.         Chief Executive Officer and                              of Finance
Topsfield, MA 01983      Indefinite Term of Office  President of BostonFed Bancorp
Age: 63                                             Inc. from 1995 to 2005
Gerald J. Levy.........  Vice Chairman of the       Chairman since 1984 and Director          6             FISERV, Inc.;
4000 W. Brown Deer Road  Board since 1997 and       since 1963, Guaranty Bank, F.S.B.                     Republic Mortgage
Milwaukee, WI 53209      Trustee since 1982.        since 1984                                           Insurance Company;
Age: 73                  Indefinite Term of Office                                                       Guaranty Financial;
                                                                                                          Federal Home Loan
                                                                                                           Bank of Chicago
William A. McKenna,      Trustee since 2002.        Retired; Chairman and Chief               7         Asset Management Fund
  Jr...................  Indefinite Term of Office  Executive Officer of Ridgewood                        Large Cap Equity
71-02 Forest Avenue                                 Savings Bank from 1992 to 2004                       Institutional Fund,
Ridgewood, NY 11385                                                                                     Inc.; RSI Retirement
Age: 68                                                                                                  Trust; St. Joseph's
                                                                                                            College; St.
                                                                                                         Vincent's Services;
                                                                                                        Boys Hope Girls Hope;
                                                                                                          Calvary Hospital
                                                                                                          Fund; Retirement
                                                                                                         System Group, Inc.;
                                                                                                           RS Group Trust
                                                                                                           Company; Irish
                                                                                                             Educational
                                                                                                             Development
                                                                                                          Foundation, Inc.;
                                                                                                         Catholic University
                                                                                                           of America; St.
                                                                                                          Aloysius School;
                                                                                                        American Institute of
                                                                                                          Certified Public
                                                                                                             Accountants
Christopher M. Owen....  Trustee since 2005.        President and Chief Executive             6          Meriwest Mortgage,
5615 Chesbro Avenue      Indefinite Term of Office  Officer of Meriwest Credit Union                             LLC
San Jose, CA 95123                                  since 1995
Age: 58

--------------------------------------------------------------------------------
                             ASSET MANAGEMENT FUND
                                  (UNAUDITED)

           TRUSTEES AND OFFICERS OF ASSET MANAGEMENT FUND (CONTINUED)

                                                                                          NUMBER OF
                           POSITION(S) HELD WITH                                         PORTFOLIOS
                           TRUST, LENGTH OF TIME                                           IN FUND              OTHER
                            SERVED AND TERM OF           PRINCIPAL OCCUPATION(S)           COMPLEX          DIRECTORSHIPS
 NAME, ADDRESS AND AGE            OFFICE                   DURING PAST 5 YEARS            OVERSEEN              HELD
-----------------------------------------------------------------------------------------------------------------------------
Maria F. Ramirez.......  Trustee since 2005.        President and Chief Executive             6             Independence
One Liberty Plaza,       Indefinite Term of Office  Officer of Maria Fiorini Ramirez                       Community Bank;
46th Floor                                          Inc. (global economic and                           Schroder Hedge Funds
New York, NY 10006                                  financial consulting firm) since                        Bermuda; Pace
Age: 57                                             1992                                                  University; Notre
                                                                                                        Dame High School; Big
                                                                                                           Brother and Big
                                                                                                             Sister N.J.
INTERESTED TRUSTEES(1)
Rodger D. Shay(2)......  Chairman of the Board      Chairman and Director of Shay             7           Horizon Bank, FSB
1000 Brickell Avenue     since 1997 and Trustee     Investment Services, Inc., Shay
Miami, FL 33131          since 1993 and Trustee     Financial Services, Inc. and Shay
Age: 68                  from 1985 to 1990.         Assets Management, Inc. since 1997
                         Indefinite Term of Office
Rodger D. Shay,          Trustee since 2002.        President and Chief Executive             6           Family Financial
  Jr.(2)...............  Indefinite Term of Office  Officer of Shay Financial                           Holdings, LLC; First
1000 Brickell Avenue                                Services, Inc. since 1997; Senior                    Financial Bank and
Miami, FL 33131                                     Vice President, Shay Assets                                 Trust
Age: 45                                             Management, Inc. since 1997
OFFICERS
Edward E. Sammons,       President since 1998.      President of Shay Assets                  7                 None
  Jr...................  Term of Office Expires     Management, Inc. since 1997
230 West Monroe Street   2006
Chicago, IL 60606
Age: 65
Robert T. Podraza......  Vice President and         Vice President and Chief                  6                 None
1000 Brickell Avenue     Assistant Treasurer since  Compliance Officer of Shay
Miami, FL 33131          1998. Term of Office       Financial Services, Inc. since
Age: 60                  Expires 2006               1990 and 1997, respectively; Vice
                                                    President, Shay Investment
                                                    Services, Inc. since 1990; Vice
                                                    President, Shay Assets Management,
                                                    Inc.
Trent M. Statczar......  Treasurer since 2002.      Financial Services Vice President         7                 None
3435 Stelzer Road        Term of Office Expires     since 2003 and prior thereto
Columbus, OH 43219       2006                       Director and Financial Services
Age: 33                                             Manager, BISYS Investment Services
                                                    Ohio, Inc.
Daniel K. Ellenwood....  Secretary since 1998.      Chief Compliance Officer since            7                 None
230 West Monroe Street   Term of Office Expires     2004 and prior thereto
Chicago, IL 60606        2006                       Operations/Compliance Officer and
Age: 35                                             Operations Manager, Shay Assets
                                                    Management, Inc.

--------------------------------------------------------------------------------
                             ASSET MANAGEMENT FUND
                                  (UNAUDITED)

           TRUSTEES AND OFFICERS OF ASSET MANAGEMENT FUND (CONTINUED)

                                                                                          NUMBER OF
                           POSITION(S) HELD WITH                                         PORTFOLIOS
                           TRUST, LENGTH OF TIME                                           IN FUND              OTHER
                            SERVED AND TERM OF           PRINCIPAL OCCUPATION(S)           COMPLEX          DIRECTORSHIPS
 NAME, ADDRESS AND AGE            OFFICE                   DURING PAST 5 YEARS            OVERSEEN              HELD
-----------------------------------------------------------------------------------------------------------------------------
Frederick J. Schmidt...  Chief Compliance Officer   Senior Vice President and Chief           7                 None
90 Park Avenue           since 2004. Term of        Compliance Officer, CCO Services
10th Floor               Office Expires 2006        of BISYS Fund Services since 2004;
New York, NY 10016                                  Chief Compliance Officer of four
Age: 45                                             other investment companies or fund
                                                    complexes that CCO Services of
                                                    BISYS Fund Services provides
                                                    compliance services since 2004;
                                                    President, FJS Associates
                                                    (regulatory consulting firm) from
                                                    2002 to 2004; Vice President,
                                                    Credit Agricole Asset Management,
                                                    U.S. from 1987 to 2002.
Christine A. Cwik......  Assistant Secretary since  Executive Secretary, Shay Assets          6                 None
230 West Monroe Street   1999. Term of Office       Management, Inc. since 1999
Chicago, IL 60606        Expires 2006
Age: 55
Alaina V. Metz.........  Assistant Secretary since  Vice President since 2002 and             7                 None
3435 Stelzer Road        1999 and Assistant         prior thereto Chief Administrative
Columbus, OH 43219       Treasurer since 2002.      Officer, BISYS Fund Services Ohio,
Age: 37                  Term of Office Expires     Inc.
                         2006

--------------------------------------------------------------------------------
(1) A trustee is an "interested person" of the Trust under the 1940 Act because the officer holds certain positions with the Trust's Distributor and/or Investment Adviser and because of his or her financial interest in Shay Investment Services, Inc., parent company of the Trust's Investment Adviser, Shay Assets Management, Inc., and Distributor, Shay Financial Services, Inc.

(2) Rodger D. Shay, Jr., Trustee, is the son of Rodger D. Shay, Chairman of the Board of Trustees and Trustee.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION
APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

A. SECURITY ALLOCATION:

MONEY MARKET FUND

--------------------------------------------------------------------------------

                                                              PERCENTAGE OF
SECURITY ALLOCATION                                            NET ASSETS
---------------------------------------------------------------------------
Agency Obligations..........................................       58.1%
Repurchase Agreements.......................................       42.1%
                                                                  -----
Total.......................................................      100.2%
                                                                  =====

--------------------------------------------------------------------------------

ARM FUND

--------------------------------------------------------------------------------

                                                              PERCENTAGE OF
SECURITY ALLOCATION                                            NET ASSETS
---------------------------------------------------------------------------
Adjustable Rate Mortgage-Related Securities.................       76.0%
Fixed Rate Mortgage-Related Securities......................       17.6%
Repurchase Agreements.......................................        8.8%
U.S. Treasury Obligations...................................        0.8%
                                                                  -----
Total.......................................................      103.2%
                                                                  =====

--------------------------------------------------------------------------------

ULTRA SHORT FUND

--------------------------------------------------------------------------------

                                                              PERCENTAGE OF
SECURITY ALLOCATION                                            NET ASSETS
---------------------------------------------------------------------------
Adjustable Rate Mortgage-Related Securities.................       74.9%
Fixed Rate Mortgage- Related Securities.....................       15.3%
Repurchase Agreements.......................................        8.5%
U.S. Treasury Obligations...................................        1.1%
                                                                  -----
Total.......................................................       99.8%
                                                                  =====

--------------------------------------------------------------------------------

SHORT U.S. GOVERNMENT FUND

--------------------------------------------------------------------------------

                                                              PERCENTAGE OF
SECURITY ALLOCATION                                            NET ASSETS
---------------------------------------------------------------------------
Fixed Rate Mortgage-Related Securities......................       46.5%
Adjustable Rate Mortgage-Related Securities.................       43.1%
U.S. Treasury Obligations...................................        8.5%
Repurchase Agreements.......................................        1.5%
                                                                  -----
Total.......................................................       99.6%
                                                                  =====

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (CONTINUED)
APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

INTERMEDIATE MORTGAGE FUND

--------------------------------------------------------------------------------

                                                              PERCENTAGE OF
SECURITY ALLOCATION                                            NET ASSETS
---------------------------------------------------------------------------
Fixed Rate Mortgage-Related Securities......................       56.7%
Adjustable Rate Mortgage-Related Securities.................       38.6%
Repurchase Agreements.......................................        3.3%
U.S. Treasury Obligations...................................        0.7%
Agency Obligations..........................................        0.7%
                                                                  -----
Total.......................................................      100.0%
                                                                  =====

--------------------------------------------------------------------------------

U.S. GOVERNMENT MORTGAGE FUND

--------------------------------------------------------------------------------

                                                              PERCENTAGE OF
SECURITY ALLOCATION                                            NET ASSETS
---------------------------------------------------------------------------
Fixed Rate Mortgage- Related Securities.....................       90.0%
Repurchase Agreements.......................................        5.8%
U.S. Treasury Obligations...................................        2.3%
Agency Obligations..........................................        1.9%
                                                                  -----
Total.......................................................      100.0%
                                                                  =====

--------------------------------------------------------------------------------

B. EXPENSE COMPARISON:

EXPENSE COMPARISON:

  As a shareholder of Asset Management Fund you incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Asset Management Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 through April 30, 2005.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (CONTINUED)
APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

ACTUAL EXPENSES

  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expense Paid During Period" to estimate the expenses you paid on your account during this period.

--------------------------------------------------------------------------------

                                       BEGINNING     ENDING ACCOUNT     EXPENSE PAID        EXPENSE RATIO
                                     ACCOUNT VALUE       VALUE         DURING PERIOD*      DURING PERIOD**
                                        11/1/04         4/30/05       11/1/04 - 4/30/05   11/1/04 - 4/30/05
-----------------------------------------------------------------------------------------------------------
Money Market Fund........  Class I     $1,000.00       $1,021.40            $0.90               0.18%
                           Class D      1,000.00        1,016.90             3.15               0.63%
ARM Fund.................               1,000.00        1,018.90             2.30               0.46%
Ultra Short Fund.........               1,000.00        1,021.70             2.41               0.48%
Short U.S. Government
  Fund...................               1,000.00        1,010.60             2.44               0.49%
Intermediate Mortgage
  Fund...................               1,000.00        1,014.90             2.40               0.48%
U.S. Government Mortgage
  Fund...................               1,000.00        1,016.50             2.40               0.48%

--------------------------------------------------------------------------------
* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**   Annualized.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (CONTINUED)
APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR
COMPARISON PURPOSES

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

--------------------------------------------------------------------------------

                                        BEGINNING     ENDING ACCOUNT     EXPENSE PAID        EXPENSE RATIO
                                      ACCOUNT VALUE       VALUE         DURING PERIOD*      DURING PERIOD**
                                         11/1/04         4/30/05       11/1/04 - 4/30/05   11/1/04 - 4/30/05
------------------------------------------------------------------------------------------------------------
Money Market Fund.........  Class I     $1,000.00       $1,023.90            $0.90               0.18%
                            Class D      1,000.00        1,021.67             3.16               0.63%
ARM Fund..................               1,000.00        1,022.51             2.31               0.46%
Ultra Short Fund..........               1,000.00        1,022.41             2.41               0.48%
Short U.S. Government
  Fund....................               1,000.00        1,022.36             2.46               0.49%
Intermediate Mortgage
  Fund....................               1,000.00        1,022.41             2.41               0.48%
U.S. Government Mortgage
  Fund....................               1,000.00        1,022.41             2.41               0.48%

--------------------------------------------------------------------------------
* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**   Annualized.

C. BOARD CONSIDERATIONS IN APPROVING ADVISORY AGREEMENTS:

  The Investment Advisory Agreement between the Funds (other than the Ultra Short Fund) and the Adviser (the "Advisory Agreement") continues from year to year, subject to termination by the Fund or the Adviser, if such continuance is approved at least annually by a majority of the outstanding shares of each Fund or by the Board of Trustees, including a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto (the "Independent Trustees"). The separate Investment Advisory Agreement between the Ultra Short Fund and the Adviser (the "Ultra Short Advisory Agreement" and together with the Advisory Agreement, the "Advisory Agreements") continues from year to year in the same manner as the Advisory Agreement, subject to the continuation provisions described above.

  The Advisory Agreements were most recently approved for continuation by the Board of Trustees, including a majority of the Independent Trustees, at a meeting on January 30, 2005. The Board of Trustees, including a majority of the Independent Trustees, determined that the Advisory Agreements are in the best interests of the Trust. The Independent Trustees met separately from the "interested" Trustees of the Trust and officers or employees of the Adviser and its affiliates to consider continuance of the Advisory Agreements and were assisted by legal counsel in making their determination. The

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (CONTINUED)
APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

Board of Trustees, including the Independent Trustees, did not identify any single factor or group of factors as all-important or controlling, but considered all factors together.

  The Board reviewed each Fund's total returns over the short- and long-term as compared to the rates of return of a peer group of funds, including the Lipper ranking of each Fund over one-, three-, five- and ten-year periods, as applicable. The Board noted that the Funds (other than the Ultra Short Fund) limit their investments and investment techniques in order to qualify for investment without specific statutory limitation by national banks, federal savings associations and federal credit unions under current applicable federal regulation while the peer group of funds do not face such limitations.

  The Board discussed the nature, extent and quality of the services provided under the Advisory Agreements, including the management of the investment portfolios of the Funds, the provision of valuation services and compliance with regulatory requirements, and determined that as to each Fund the services were reasonable. The Board also considered the experience and track record of the personnel responsible for managing the Funds. The Board noted the high caliber personnel provided and the provision of investment performance that met the special needs of the shareholders of the Funds. The Board reviewed the depth of resources available in the Adviser to provide investment management services and reviewed succession planning.

  The Board also considered the advisory fees and the total expense ratios for the Funds as compared to industry averages. It evaluated the fees and the breakpoints in the advisory fees charged by the Adviser under the Advisory Agreements, the voluntary fee waivers and/or expense limits in place for certain Funds and considered whether any economies of scale realized by the Adviser are shared with the Funds. The Board noted that the current fee structure is comprised of breakpoints for each Fund except for the Ultra Short Fund. The Board concluded that given the size of the Ultra Short Fund the institution of breakpoints was not necessary at this time. As to the other Funds, the Board concluded that there were economies of scale, which were appropriately shared with shareholders. The Board determined that the fees charged by the Adviser for managing each Fund are fair and reasonable.

  The Board noted the Adviser's relationship with its affiliate, Shay Financial Services, Inc., which acts as the Trust's distributor. The Board considered the advantage that the distributor's knowledge of its clients' investing preferences offers the Funds. The Board considered that the Adviser does not have any soft dollar arrangements nor does its affiliate execute trades on behalf of the Funds when securities are purchased. The Board concluded that any fallout benefits were appropriately factored into the investment advisory fee rates.

  The Board reviewed the Adviser's registration statement, the financial statements of the Adviser and its parent company, SISI, for various periods, fee waivers by the Adviser, and the profitability of the Adviser from November 1, 2003 to October 31, 2004. The Board concluded that the Adviser's profitability was not unreasonable, particularly given the competitiveness of the fees charged.

  Based upon its evaluation of all material factors, the Board of Trustees, including a majority of the Independent Trustees, determined that continuation of the Advisory Agreements was in the best interests of each Fund and its shareholders and determined that the Advisory Agreements should be approved for continuance.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (CONTINUED)
APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

D. OTHER INFORMATION:

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-527-3713; and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

  Information regarding how the Funds voted proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-527-3713; and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

  A complete schedule of each Fund's portfolio holdings for the first and third fiscal quarter of each fiscal year is filed with the Securities and Exchange Commission on Form N-Q and is available on the Securities and Exchange Commission's website at http://www.sec.gov. In addition, the schedules may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

  The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling 800-527-3713.

                             ASSET MANAGEMENT FUND
                         SHAY FINANCIAL SERVICES, INC.
                      NOTICE OF PRIVACY POLICY & PRACTICES

  Asset Management Fund ("AMF") and Shay Financial Services, Inc., the distributor of the Fund, ("Shay") recognize and respect the privacy expectations of our shareholders. We do not sell information about current or former customers or their accounts to third parties. We provide this notice to you so that you will know what kinds of information we collect about shareholders of the Fund and the circumstances in which that information may be disclosed.

COLLECTION OF CUSTOMER INFORMATION

  We collect nonpublic personal information about our shareholders from the following sources:

  - Account Applications, shareholder profiles and other forms, which may include a shareholder's name, address, social security number, and information about a shareholder's investment goals and risk tolerance

  - Account History, for example, copies of confirmations or statements which may include information about investment transactions or the balances in a shareholder's account

  - Correspondence, written, telephonic or electronic between a shareholder and AMF or Shay

DISCLOSURE OF CUSTOMER INFORMATION

  We will not disclose any of the shareholder information we collect to third parties who are not affiliated with the Fund or Shay other than to:

  - to effect or administer transactions at your request

  - as permitted by law -- for example, to service providers to the Fund, in connection with an audit or examination, or to respond to a subpoena or similar legal process

  Shay may disclose any of the shareholder information it collects to its affiliates that are engaged in a variety of financial services businesses, both in connection with the servicing of customer accounts and to inform clients of financial products and services that might be of interest.

SECURITY OF CUSTOMER INFORMATION

  We maintain policies and procedures designed to assure only appropriate access to, and use of shareholder information and physical, electronic and procedural safeguards to protect nonpublic personal information of our shareholders. And we require service providers to the Fund to maintain similar policies and procedures.

  We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of the Fund.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GENERAL INFORMATION
--------------------------------------------------------------------------------
For general information about any of the Portfolios by Asset Management Fund including fees and expenses, please send for a prospectus and read it carefully before you invest.

SHAY FINANCIAL SERVICES, INC.
230 West Monroe Street/Chicago, IL 60606
800-527-3713

1000 Brickell Avenue/Miami, FL 33131
800-327-6190

83 East Avenue/Norwalk, CT 06851
800-456-8232

8500 Freeport Parkway South/Irving, TX 75063
800-442-9825

4001 Stonewood Drive/Wexford, PA 15090
800-224-5177

350 Springfield Avenue/Summit, NJ 07901
800-553-6159

1035 Market Tower/10 W. Market Street/Indianapolis, IN 46204
800-879-9958

--------------------------------------------------------------------------------
ACCOUNT INFORMATION
--------------------------------------------------------------------------------
To obtain performance data and other account information, call toll free 800-527-3713.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DISTRIBUTOR
Shay Financial Services, Inc.
230 West Monroe Street
Chicago, IL 60606

INVESTMENT ADVISER
Shay Assets Management, Inc.
230 West Monroe Street
Chicago, IL 60606

ADMINISTRATOR AND TRANSFER AGENT
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, OH 43219

LEGAL COUNSEL
Vedder, Price, Kaufman & Kammholz, P.C.
222 North LaSalle Street
Chicago, IL 60601

CUSTODIAN
The Bank of New York
100 Church Street, 10th Fl.
New York, NY 10286

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 East Broad Street, Suite 2100
Columbus, OH 43215

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

     NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

     The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 11(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

     If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

     DURING THE PERIOD COVERED BY THE REPORT, WITH RESPECT TO THE REGISTRANT'S CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS; THERE HAVE BEEN NO AMENDMENTS TO, NOR ANY WAIVERS GRANTED FROM, A PROVISION THAT RELATES TO ANY ELEMENT OF THE CODE OF ETHICS DEFINITION ENUMERATED IN PARAGRAPH (b) OF THIS ITEM 2.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

         (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                  (i) Has at least one audit committee financial expert serving on its audit committee; or

                  (ii) Does not have an audit committee financial expert serving on its audit committee.

              (2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                  (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                  (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

              (3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

         (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

                (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

         (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

         (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

         (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in
                  Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

         (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

NOT APPLICABLE.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

NOT APPLICABLE.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.

ITEM 11. CONTROLS AND PROCEDURES.

         (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS (i) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (ii) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 12. EXHIBITS.

         (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS.

         (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). CERTIFICATIONS PURSUANT TO RULE 30A-2(a) ARE ATTACHED HERETO.

         (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. NOT APPLICABLE.

         (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference. CERTIFICATIONS PURSUANT TO RULE 30A-2(b) ARE FURNISHED HEREWITH.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Asset Management Fund
             -------------------------------------------------------------------

By (Signature and Title)* /s/ Trent M. Statczar    Trent M. Statczar, Treasurer
                          ------------------------------------------------------

Date 6/9/05
     ----------------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Trent M. Statczar    Trent M. Statczar, Treasurer
                          ------------------------------------------------------

Date 6/9/05
     ----------------------------

                                                   Edward E. Sammons, Jr.,
By (Signature and Title)* /s/ Edward E. Sammons    President
                         -------------------------------------------------------

Date 6/14/05
     ----------------------------


* Print the name and title of each signing officer under his or her signature.